Eaton Vance

Richard Bernstein Equity Strategy Fund

May 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 84.8%

Security	Shares	Value
Aerospace & Defense — 0.1%
Thales S.A.	12,529	$959,004

		$959,004

Auto Components — 0.2%
Cie Generale des Etablissements Michelin SCA	13,654	$1,381,932

		$1,381,932

Automobiles — 0.2%
Tesla, Inc.(1)	1,977	$1,650,795

		$1,650,795

Banks — 1.4%
Bank of America Corp.	81,541	$1,966,769
JPMorgan Chase & Co.	48,155	4,685,963
Sumitomo Mitsui Financial Group, Inc.	56,300	1,633,956
U.S. Bancorp	37,916	1,348,293

		$9,634,981

Beverages — 2.1%
Asahi Group Holdings, Ltd.	35,500	$1,335,858
Britvic PLC	136,160	1,213,055
Brown-Forman Corp., Class B	35,506	2,340,911
Coca-Cola Co. (The)	65,853	3,074,018
Coca-Cola European Partners PLC	32,006	1,206,626
Monster Beverage Corp.(1)	28,649	2,060,150
PepsiCo, Inc.	26,321	3,462,528

		$14,693,146

Biotechnology — 1.3%
Amgen, Inc.	13,030	$2,992,991
Biogen, Inc.(1)	2,561	786,457
CSL, Ltd.	22,693	4,202,600
Gilead Sciences, Inc.	14,614	1,137,408

		$9,119,456

Building Products — 0.4%
Daikin Industries, Ltd.	8,000	$1,177,961
Kingspan Group PLC	25,698	1,586,657

		$2,764,618

Capital Markets — 1.2%
BlackRock, Inc.	1,520	$803,533
FactSet Research Systems, Inc.	6,828	2,099,678
Moody’s Corp.	6,984	1,867,591
Morgan Stanley	18,369	811,910
Northern Trust Corp.	18,292	1,445,251
Partners Group Holding AG	1,400	1,166,304

		$8,194,267

Security	Shares	Value
Chemicals — 2.7%
Air Liquide S.A.	10,982	$1,493,332
Air Products and Chemicals, Inc.	8,502	2,054,508
Akzo Nobel NV	14,153	1,162,213
Ecolab, Inc.	11,393	2,421,924
Givaudan S.A.	1,172	4,220,461
Linde PLC	14,715	2,977,433
Sherwin-Williams Co. (The)	3,518	2,089,164
Sika AG	14,489	2,489,065

		$18,908,100

Commercial Services & Supplies — 0.2%
Securitas AB, Class B(1)	123,582	$1,649,937

		$1,649,937

Communications Equipment — 0.4%
Cisco Systems, Inc.	51,887	$2,481,236

		$2,481,236

Construction & Engineering — 0.3%
Eiffage S.A.(1)	21,746	$1,985,090

		$1,985,090

Consumer Finance — 0.4%
Aeon Financial Service Co., Ltd.	101,800	$1,148,766
American Express Co.	12,901	1,226,498

		$2,375,264

Containers & Packaging — 0.5%
AptarGroup, Inc.	9,421	$1,049,405
Ball Corp.	31,934	2,275,617

		$3,325,022

Diversified Consumer Services — 0.6%
TAL Education Group ADR(1)	68,100	$3,844,926

		$3,844,926

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	11,101	$2,060,124

		$2,060,124

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	59,453	$1,834,720
Swisscom AG	1,746	908,620
Verizon Communications, Inc.	22,653	1,299,829

		$4,043,169

Security	Shares	Value
Electric Utilities — 3.7%
Alliant Energy Corp.	69,582	$3,434,568
Duke Energy Corp.	19,353	1,657,197
Eversource Energy	37,897	3,171,979
IDACORP, Inc.	28,901	2,694,440
NextEra Energy, Inc.	18,822	4,810,150
OGE Energy Corp.	71,007	2,223,939
Pinnacle West Capital Corp.	21,265	1,656,544
Portland General Electric Co.	47,404	2,233,202
Southern Co. (The)	30,738	1,754,218
Xcel Energy, Inc.	31,534	2,050,656

		$25,686,893

Electrical Equipment — 0.5%
AMETEK, Inc.	13,315	$1,221,119
Eaton Corp. PLC	13,323	1,131,123
Emerson Electric Co.	20,763	1,266,958

		$3,619,200

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	13,874	$1,339,673
Canon Marketing Japan, Inc.	52,000	1,060,521
Hexagon AB, Class B(1)	30,429	1,687,666
Kyocera Corp.	17,600	953,385

		$5,041,245

Energy Equipment & Services — 1.2%
Halliburton Co.	430,330	$5,056,377
TechnipFMC PLC	428,385	3,170,049

		$8,226,426

Entertainment — 0.4%
Activision Blizzard, Inc.	15,826	$1,139,155
Walt Disney Co. (The)	13,142	1,541,557

		$2,680,712

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	15,525	$4,788,997
Create SD Holdings Co., Ltd.	57,600	1,827,245
George Weston, Ltd.	27,018	1,951,709
Kroger Co. (The)	51,029	1,664,566
Loblaw Cos., Ltd.(2)	42,809	2,119,230
Walgreens Boots Alliance, Inc.	21,476	922,179
Walmart, Inc.	33,594	4,167,672

		$17,441,598

Security	Shares	Value
Food Products — 4.9%
AAK AB(1)	155,862	$2,851,653
Archer-Daniels-Midland Co.	51,233	2,013,969
Associated British Foods PLC	51,739	1,170,233
Cranswick PLC	72,492	3,310,576
General Mills, Inc.	46,241	2,915,033
Hershey Co. (The)	15,057	2,042,934
Hormel Foods Corp.	70,953	3,464,635
Kerry Group PLC, Class A	23,015	2,851,575
McCormick & Co., Inc.	7,513	1,315,977
MEIJI Holdings Co., Ltd.	19,800	1,495,151
Nestle S.A.	48,581	5,274,779
Saputo, Inc.	88,320	2,170,073
Tyson Foods, Inc., Class A	27,149	1,668,034
Yakult Honsha Co., Ltd.	21,600	1,326,938

		$33,871,560

Gas Utilities — 0.7%
Atmos Energy Corp.	21,755	$2,235,979
Rubis SCA	25,569	1,225,374
Southwest Gas Holdings, Inc.	19,242	1,461,430

		$4,922,783

Health Care Equipment & Supplies — 6.6%
Abbott Laboratories	40,038	$3,800,407
Becton, Dickinson and Co.	10,916	2,695,488
Cooper Cos., Inc. (The)	10,567	3,349,528
Danaher Corp.	27,790	4,630,092
DENTSPLY SIRONA, Inc.	35,878	1,669,045
Edwards Lifesciences Corp.(1)	7,704	1,731,243
Fisher & Paykel Healthcare Corp., Ltd.	193,104	3,600,335
IDEXX Laboratories, Inc.(1)	11,070	3,419,302
Intuitive Surgical, Inc.(1)	3,682	2,135,670
Medtronic PLC	25,618	2,525,422
ResMed, Inc.	11,959	1,923,246
Sartorius AG, PFC Shares	8,032	2,994,251
Siemens Healthineers AG(3)	46,046	2,390,756
STERIS PLC	13,681	2,269,541
Stryker Corp.	12,385	2,424,116
Sysmex Corp.	17,000	1,364,245
West Pharmaceutical Services, Inc.	8,480	1,832,019
Zimmer Biomet Holdings, Inc.	9,189	1,160,938

		$45,915,644

Health Care Providers & Services — 4.5%
Anthem, Inc.	7,993	$2,350,821
Cardinal Health, Inc.	36,187	1,979,067
Centene Corp.(1)	25,709	1,703,221
Cigna Corp.(1)	21,447	4,231,922
CVS Health Corp.	61,137	4,008,753
Humana, Inc.	6,036	2,478,684
McKesson Corp.	8,696	1,379,794
Quest Diagnostics, Inc.	8,630	1,020,756

Security	Shares	Value
Ramsay Health Care, Ltd.	92,919	$4,345,490
UnitedHealth Group, Inc.	16,809	5,124,224
Universal Health Services, Inc., Class B	21,047	2,219,406

		$30,842,138

Health Care Technology — 0.3%
Cerner Corp.	31,317	$2,283,009

		$2,283,009

Hotels, Restaurants & Leisure — 0.9%
Evolution Gaming Group AB(1)(3)	41,738	$2,453,845
McDonald’s Corp.	11,541	2,150,319
Starbucks Corp.	18,191	1,418,716

		$6,022,880

Household Products — 3.4%
Church & Dwight Co., Inc.	47,600	$3,573,332
Clorox Co. (The)	20,648	4,258,650
Colgate-Palmolive Co.	60,520	4,377,412
Henkel AG & Co. KGaA	43,127	3,468,355
Kimberly-Clark Corp.	9,787	1,384,273
Procter & Gamble Co. (The)	43,066	4,992,211
Reckitt Benckiser Group PLC	18,809	1,684,655

		$23,738,888

Industrial Conglomerates — 0.7%
3M Co.	10,984	$1,718,337
Siemens AG	14,387	1,586,234
Smiths Group PLC	73,039	1,190,876

		$4,495,447

Insurance — 3.5%
Aflac, Inc.	39,535	$1,441,841
Allianz SE	15,355	2,782,881
Allstate Corp. (The)	9,993	977,415
Aon PLC, Class A	7,862	1,548,421
Arthur J. Gallagher & Co.	16,854	1,588,995
AXA S.A.	103,320	1,895,809
Dai-ichi Life Holdings, Inc.	79,700	1,045,559
Marsh & McLennan Cos., Inc.	18,563	1,966,193
Muenchener Rueckversicherungs-Gesellschaft AG	9,951	2,269,217
Progressive Corp. (The)	30,987	2,407,070
Sampo Oyj, Class A	30,319	1,089,377
Swiss Life Holding AG	10,703	3,793,772
Travelers Cos., Inc. (The)	13,951	1,492,478

		$24,299,028

Interactive Media & Services — 3.5%
Alphabet, Inc., Class A(1)	4,586	$6,574,123
Alphabet, Inc., Class C(1)	4,740	6,773,081
Autohome, Inc. ADR	33,480	2,575,616
Facebook, Inc., Class A(1)	37,149	8,361,868

		$24,284,688

Security	Shares	Value
Internet & Direct Marketing Retail — 2.9%
Alibaba Group Holding, Ltd. ADR(1)	13,001	$2,696,277
Amazon.com, Inc.(1)	6,667	16,283,281
Booking Holdings, Inc.(1)	645	1,057,426

		$20,036,984

IT Services — 3.4%
Amdocs, Ltd.	17,485	$1,088,616
Atos SE(1)	17,015	1,294,994
Automatic Data Processing, Inc.	21,633	3,169,018
Bechtle AG	7,756	1,377,590
Cognizant Technology Solutions Corp., Class A	21,873	1,159,269
Fidelity National Information Services, Inc.	11,831	1,642,498
Mastercard, Inc., Class A	2,700	812,403
Nexi SpA(1)(3)	101,631	1,678,939
Otsuka Corp.	23,700	1,147,705
Shopify, Inc., Class A(1)	2,661	2,019,585
Sopra Steria Group	9,501	1,127,533
TIS, Inc.	58,900	1,252,000
Visa, Inc., Class A	21,878	4,271,461
Worldline SA(1)(3)	18,709	1,404,788

		$23,446,399

Life Sciences Tools & Services — 2.8%
Agilent Technologies, Inc.	21,312	$1,878,440
Illumina, Inc.(1)	5,736	2,082,455
Lonza Group AG	2,829	1,397,018
Mettler-Toledo International, Inc.(1)	3,115	2,476,425
PerkinElmer, Inc.	22,442	2,254,748
Sartorius Stedim Biotech	12,268	3,339,096
Thermo Fisher Scientific, Inc.	17,582	6,139,459

		$19,567,641

Machinery — 0.8%
Knorr-Bremse AG	18,315	$1,939,787
PACCAR, Inc.	20,379	1,505,193
Stadler Rail AG(2)	49,361	2,097,112

		$5,542,092

Media — 0.4%
Comcast Corp., Class A	43,528	$1,723,709
Fuji Media Holdings, Inc.	104,200	1,047,173

		$2,770,882

Multi-Utilities — 1.7%
CMS Energy Corp.	48,805	$2,858,997
DTE Energy Co.	28,907	3,109,526
NorthWestern Corp.	36,459	2,191,915
WEC Energy Group, Inc.	35,126	3,222,108

		$11,382,546

Security	Shares	Value
Multiline Retail — 0.3%
Dollar General Corp.	5,595	$1,071,498
Dollarama, Inc.(2)	34,863	1,181,977

		$2,253,475

Oil, Gas & Consumable Fuels — 2.3%
Hess Corp.	89,114	$4,230,242
Repsol S.A.	382,582	3,602,038
Suncor Energy, Inc.	212,727	3,657,078
World Fuel Services Corp.	169,642	4,322,478

		$15,811,836

Personal Products — 1.8%
Beiersdorf AG	27,236	$2,860,845
Estee Lauder Cos., Inc. (The), Class A	18,510	3,655,170
Kose Corp.(2)	5,400	680,034
Unilever NV	73,335	3,789,800
Unilever PLC	23,093	1,239,946

		$12,225,795

Pharmaceuticals — 5.0%
Bayer AG	28,385	$1,940,387
Bristol-Myers Squibb Co.	36,600	2,185,752
Eli Lilly & Co.	22,012	3,366,735
Johnson & Johnson	41,881	6,229,799
Merck & Co., Inc.	25,096	2,025,749
Novartis AG	16,795	1,462,104
Novo Nordisk A/S, Class B	38,198	2,502,146
Pfizer, Inc.	165,574	6,323,271
Roche Holding AG PC	11,052	3,836,387
Sanofi	47,664	4,662,243

		$34,534,573

Professional Services — 0.3%
Teleperformance	7,220	$1,719,206

		$1,719,206

Road & Rail — 0.6%
Central Japan Railway Co.	6,300	$1,079,706
CSX Corp.	24,149	1,728,585
Seino Holdings Co., Ltd.	87,400	1,193,528

		$4,001,819

Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc.	22,452	$1,261,353
ASML Holding NV	3,858	1,263,803
Intel Corp.	34,478	2,169,700
Micron Technology, Inc.(1)	23,030	1,103,367
NVIDIA Corp.	9,429	3,347,484

		$9,145,707

Security	Shares	Value
Software — 4.4%
Adobe, Inc.(1)	3,233	$1,249,878
Constellation Software, Inc.	1,075	1,222,003
Microsoft Corp.	113,317	20,765,340
Oracle Corp.	33,833	1,819,200
Pegasystems, Inc.	18,456	1,755,535
SAP SE	10,289	1,313,106
Tyler Technologies, Inc.(1)	3,324	1,247,530
VMware, Inc., Class A(1)(2)	8,115	1,268,131

		$30,640,723

Specialty Retail — 1.0%
Home Depot, Inc. (The)	16,642	$4,135,204
Industria de Diseno Textil S.A.	70,800	1,972,024
TJX Cos., Inc. (The)	18,374	969,413

		$7,076,641

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	67,742	$21,537,891

		$21,537,891

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	14,363	$1,415,905

		$1,415,905

Tobacco — 0.8%
Altria Group, Inc.	66,113	$2,581,713
British American Tobacco PLC	45,038	1,786,225
Philip Morris International, Inc.	18,363	1,347,110

		$5,715,048

Trading Companies & Distributors — 0.6%
Brenntag AG	49,143	$2,614,574
Mitsui & Co., Ltd.	85,500	1,300,207

		$3,914,781

Wireless Telecommunication Services — 0.2%
SoftBank Group Corp.	27,700	$1,265,218

		$1,265,218

Total Common Stocks (identified cost $450,881,098)		$586,448,368

Exchange-Traded Funds (4) — 11.6%

Security	Shares	Value
Equity Funds — 11.6%
iShares MSCI China ETF(2)	1,319,266	$80,475,226

Total Exchange-Traded Funds (identified cost $83,571,282)		$80,475,226

Short-Term Investments — 6.0%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.31%(5)	25,254,375	$25,254,375
State Street Navigator Securities Lending Government Money Market Portfolio, 0.15%(6)	16,265,696	16,265,696

Total Short-Term Investments (identified cost $41,513,530)		$41,520,071

Total Investments — 102.4% (identified cost $575,965,910)		$708,443,665

Other Assets, Less Liabilities — (2.4)%		$(16,920,700)

Net Assets — 100.0%		$691,522,965

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at May 31, 2020. The aggregate market value of securities on loan at May 31, 2020 was $26,215,953 and the total market value of the collateral received by the Fund was $26,030,003, comprised of cash of $16,265,696 and U.S. government and/or agencies securities of $9,764,307.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2020, the aggregate value of these securities is $7,928,328 or 1.1% of the Fund’s net assets.

(4)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2020.

(6)	Represents investment of cash collateral received in connection with securities lending.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	63.9%	$442,151,908
Germany	4.0	27,537,983
Switzerland	3.9	26,645,622
Japan	3.4	23,335,156
United Kingdom	3.3	22,739,474
France	3.3	22,488,401
Canada	2.1	14,321,655
China	1.3	9,116,819
Sweden	1.2	8,643,101
Australia	1.2	8,548,090
Spain	0.8	5,574,062
Ireland	0.8	5,569,355
New Zealand	0.5	3,600,335
Denmark	0.4	2,502,146
Netherlands	0.3	2,426,016
Italy	0.2	1,678,939
Finland	0.2	1,089,377
Exchange-Traded Funds	11.6	80,475,226

Total Investments	102.4%	$708,443,665

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at May 31, 2020.

At May 31, 2020, the value of the Fund’s investment in affiliated funds was $25,254,375, which represents 3.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended May 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$48,441	$155,884,302	$(130,678,358)	$(6,551)	$6,541	$25,254,375	$134,343	25,254,375

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$31,823,658	$3,221,011		$—	$35,044,669
Consumer Discretionary	37,875,737	5,807,801		—	43,683,538
Consumer Staples	69,519,112	38,166,923		—	107,686,035
Energy	20,436,224	3,602,038		—	24,038,262
Financials	29,738,023	16,825,641		—	46,563,664
Health Care	104,225,403	38,037,058		—	142,262,461
Industrials	8,571,315	22,079,879		—	30,651,194
Information Technology	76,731,171	15,562,030		—	92,293,201
Materials	12,868,051	9,365,071		—	22,233,122
Utilities	40,766,848	1,225,374		—	41,992,222
Total Common Stocks	$432,555,542	$153,892,826	*	$—	$586,448,368
Exchange-Traded Funds	$80,475,226	$—		$—	$80,475,226
Short-Term Investments	16,265,696	25,254,375		—	41,520,071
Total Investments	$529,296,464	$179,147,201		$—	$708,443,665

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.